Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
12. Goodwill:

A continuity of goodwill is as follows:

	December 31, 2018	December 31, 2017
Balance, beginning of year	$3,324	$2,923
Impact of foreign exchange changes	(154)	401
Balance, end of year	$3,170	$3,324

The Company completed its annual assessment at November 30, 2018 and concluded that the remaining goodwill of $3,170 related to the Netherlands reporting unit under the Transportation business segment was not impaired.